Debt Instruments at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instruments At Amortized Cost [Abstract]
Summary of Debt Instruments at Amortized Cost	As at December 31, 2019 and 2018, this account consists of:
	2019	2018
	(in million pesos)
GT Capital Bond	150	150
	150	150
Less current portion (Note 28)	150	—
Noncurrent portion (Note 28)	—	150